Restructuring - Schedule of Company's Cost Optimization Program (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 36	$ 38
Ending Balance	42	36
Restructuring Reserve, Current			$ 19	$ 18
Restructuring Reserve, Noncurrent			23
Ending Balance	36	38	42	36
Resource Alignment Program
Restructuring Reserve [Roll Forward]
Charges incurred	(67)	(62)
Cash payments made	(61)	(64)
Resource Alignment Program | Employee Termination Benefits
Restructuring Reserve [Roll Forward]
Beginning Balance	9	12
Charges incurred	(12)	(15)
Cash payments made	(20)	(18)
Ending Balance	1	9
Restructuring Reserve, Current			1
Restructuring Reserve, Noncurrent			0
Ending Balance	9	12	1	9
Resource Alignment Program | Facilities Costs
Restructuring Reserve [Roll Forward]
Beginning Balance	27	26
Charges incurred	(26)	(16)
Cash payments made	(14)	(15)
Ending Balance	39	27
Restructuring Reserve, Current			16
Restructuring Reserve, Noncurrent			23
Ending Balance	27	26	39	27
Resource Alignment Program | Other Charges
Restructuring Reserve [Roll Forward]
Beginning Balance	0	0
Charges incurred	(29)	(31)
Cash payments made	(27)	(31)
Ending Balance	2	0
Restructuring Reserve, Current			2
Restructuring Reserve, Noncurrent			0
Ending Balance	$ 0	$ 0	$ 2	$ 0